Annual Total Returns- JPMorgan 100 U.S. Treasury Securities Money Market Fund (Morgan Shares) [BarChart] - Morgan Shares - JPMorgan 100 U.S. Treasury Securities Money Market Fund - Morgan	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	none	none	none	none	none	none	0.32%	1.29%	1.62%	0.22%